Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000028070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	8.83%	20.76%	8.39%	10.35%
C000028069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	12.35%	24.14%	8.49%	9.98%
C000028073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000144785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028070
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	26.52%	9.58%	11.08%
Without Sales Load [Member] | C000028067
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	26.14%	9.33%	10.84%
Without Sales Load [Member] | C000028069
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	25.14%	8.49%	9.98%
Without Sales Load [Member] | C000028073
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%	26.37%	9.53%	11.06%
Without Sales Load [Member] | C000144785
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	26.43%	9.61%	11.13%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	7.24%	20.99%	8.87%	10.04%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	7.24%	20.99%	8.87%	10.04%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	7.24%	20.99%	8.87%	10.04%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	7.24%	20.99%	8.87%	10.04%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	7.24%	20.99%	8.87%	10.04%